Fair Value of Financial Instruments - Summary of valuation techniques (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities	$ (4,140,732)	$ (3,890,436)	$ (3,930,089)
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities	0	0	(50,513)
Discounted cash flow valuation | Level 2 | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities	(197,100)	(161,055)	(114,541)
Black-Scholes model | Level 3 | Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities	$ 0	$ 0	$ (50,513)